Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
U.S. Global Jets ETF
Shareholder Report [Line Items]
Fund Name	US Global JETS ETF
Class Name	US Global JETS ETF
Trading Symbol	JETS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Global JETS ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-jets-etf/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-jets-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Global JETS ETF	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/u-s-global-jets-etf/ for more recent performance information.
Net Assets	$ 1,154,009,521
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,154,009,521
Number of Holdings	52
Portfolio Turnover	17%
30-Day SEC Yield	0.66%
30-Day SEC Yield Unsubsidized	0.66%

Holdings [Text Block]

Top Sectors	(%)
Consumer, Cyclical	75.8%
Industrial	16.0%
Communications	7.9%
Cash & Other	0.3%

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	19.7%
Southwest Airlines Company	10.2%
American Airlines Group, Inc.	10.0%
Delta Air Lines, Inc.	9.6%
United Airlines Holdings, Inc.	9.3%
Sun Country Airlines Holdings, Inc.	3.5%
JetBlue Airways Corporation	3.3%
SkyWest, Inc.	3.2%
Spirit Airlines, Inc.	3.2%
Air Canada	3.1%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-jets-etf/
U.S. Global GO GOLD and Precious Metal Miners ETF
Shareholder Report [Line Items]
Fund Name	U.S. Global GO GOLD and Precious Metal Miners ETF
Class Name	U.S. Global GO GOLD and Precious Metal Miners ETF
Trading Symbol	GOAU
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Global GO GOLD and Precious Metal Miners ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global GO GOLD and Precious Metal Miners ETF	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/ for more recent performance information.
Net Assets	$ 94,089,064
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$94,089,064
Number of Holdings	30
Portfolio Turnover	54%
30-Day SEC Yield	0.66%
30-Day SEC Yield Unsubsidized	0.66%

Holdings [Text Block]

Top Sectors	(%)
Basic Materials	99.7%
Cash & Other	0.3%

Top 10 Issuers	(%)
Royal Gold, Inc.	10.4%
Franco-Nevada Corporation	10.1%
Wheaton Precious Metals Corporation	10.0%
Mount Vernon Liquid Assets Portfolio, LLC	6.2%
B2Gold Corporation	4.2%
Sandstorm Gold, Ltd.	4.1%
Triple Flag Precious Metals Corporation	4.1%
Dundee Precious Metals, Inc.	4.0%
Osisko Gold Royalties, Ltd.	3.8%
Harmony Gold Mining Company, Ltd.	3.4%

Top Ten Countries	(%)
Canada	58.7%
United States	17.0%
Australia	13.7%
South Africa	10.6%
United Kingdom	2.2%
Jersey	2.1%
Peru	2.0%
Cash & Other	-6.3%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/
U.S. Global Sea to Sky Cargo ETF
Shareholder Report [Line Items]
Fund Name	US Global Sea to Sky Cargo ETF
Class Name	US Global Sea to Sky Cargo ETF
Trading Symbol	SEA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Global Sea to Sky Cargo ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Global Sea to Sky Cargo ETF	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/ for more recent performance information.
Net Assets	$ 7,218,652
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$7,218,652
Number of Holdings	31
Portfolio Turnover	72%
30-Day SEC Yield	4.36%
30-Day SEC Yield Unsubsidized	2.61%

Holdings [Text Block]

Top Sectors	(%)
Industrial	96.1%
Consumer, Non-cyclical	2.9%
Cash & Other	1.0%

Top 10 Issuers	(%)
Hafnia, Ltd.	5.2%
TORM plc	5.2%
COSCO SHIPPING Holdings Company, Ltd. - H-Shares	5.0%
BW LPG, Ltd.	5.0%
SITC International Holdings Company, Ltd.	5.0%
Teekay Tankers, Ltd.	4.9%
Mount Vernon Liquid Assets Portfolio, LLC	4.8%
Hoegh Autoliners ASA	4.3%
Scorpio Tankers, Inc.	4.2%
Ardmore Shipping Corporation	4.0%

Top Ten Countries	(%)
United States	22.4%
China	13.2%
Singapore	10.2%
Norway	8.3%
United Kingdom	7.1%
Japan	5.6%
Hong Kong	5.0%
Canada	4.9%
Monaco	4.2%
Cash & Other	19.1%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/